Investment in joint venture (Narrative) (Details) $ in Thousands	1 Months Ended			6 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2019 USD ($)	Jul. 31, 2018 USD ($)	Dec. 20, 2017	Dec. 31, 2019 USD ($) oz	Jul. 31, 2018 USD ($) g	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($)	Dec. 31, 2013 oz
Disclosure of joint ventures [line items]
Share of profit (loss) of joint ventures accounted for using equity method						$ (126,264)	$ (1,050)
Amount of gold sold in period | g					125,687
Revenue from sale of silver					$ 500
Gains (losses) recognised when control of subsidiary is lost							(143,261)
Deferred tax expense (income)							11,430
Right-of-use assets				$ 589		589
Depreciation, right-of-use assets						$ 35
Asanko Gold Mine (AGM) [Member]
Disclosure of joint ventures [line items]
Percentage of interest accounted for using equity method				45.00%		45.00%
Share of profit (loss) of joint ventures accounted for using equity method						$ (126,264)	(1,050)
Share of impairment loss in joint ventures						130,300
Impairment						$ 289,589	0
Remaining mine life			between 14 and 21 years			8-10 years
Production of Gold			108,000 ounces to 497,000 ounces			225,000 to 250,000 ounces per year
Discount rate used in current measurement of fair value less costs of disposal				100.00%		100.00%
Estimated fair value less cost of disposal						$ 211,800
Discount rate applied to cash flow projections				8.40%		8.40%
Adjustment to carrying value of stockpile inventory						$ (19,100)	(15,700)
Production cost of stockpile inventory						7,900	9,900
Depreciation expense						$ 11,200	5,800
Percent of gross revenue royalty payable						5.00%
Additional percentage of net smelter return royalty payable						2.00%
Additional percentage of net smelter return royalty payable to committee						0.50%
Gains (losses) recognised when control of subsidiary is lost		$ (126,897)					(126,897)
Deferred tax expense (income)						$ 0	11,430
Initial security reclamation deposit				$ 8,500		8,500
Reclamation deposit				1,700		1,700
Bank guarantee				6,800		6,800
Reclamation deposit including accrued interest				1,900		1,900	1,900
Right-of-use assets				$ 19,520		19,520	0
Depreciation, right-of-use assets						17,255
Additions to mineral properties, plant and equipment						25,000	26,000
Deferred stripping costs to depletable mineral interests						34,000	59,800
Depletion expense charged on deferred stripping assets and recorded as depreciation and depletion expense						39,000	25,300
Depreciation and depletion expense						100,600	89,700
Depreciation and depletion expense allocated to cost of inventories						5,200	13,400
Hedging instruments of gold production, Description				The hedging instruments cover 90,000 ounces of gold production with put/call spreads ranging from $1,300 per ounce to $1,517 per ounce and matured at 15,000 gold ounces per month over a period of six months from July 1, 2019 to December 31, 2019.
Realized loss on hedging instruments						4,440	0
Deposit as collateral on gold collars				$ 3,000		$ 3,000
Asanko Gold Mine (AGM) [Member] | Rand Merchant Bank [Member]
Disclosure of joint ventures [line items]
Revolving Credit Facility	$ 30,000
Revolving Credit Facility, Interest Description	bears interest on a sliding scale of between LIBOR plus a margin of 4% and LIBOR plus a margin of 3.8%
Commitment Fees, Undrawn Portion Scale	between 1.40% and 1.33%
Asanko Gold Mine (AGM) [Member] | Offtake agreement [Member] | RK Mine Finance Trust I ("Red Kite") [Member]
Disclosure of joint ventures [line items]
Percentage of sale of future gold production								100.00%
Maximum amount of sale of future gold production | oz								2,200,000
Percentage of payment for value of gold								100.00%
Provisional payment percent of estimated value								90.00%
Amount of gold sold in period | oz						248,862
Revenue from sale of silver						$ 800	900
Additional sale of gold related to pre-production activities						$ 2,200	$ 1,100
Amount of gold delivered under agreement | oz				839,373		839,373